Partnerships	9 Months Ended
Sep. 30, 2021
Partnerships [Abstract]
Partnerships
13. Partnerships
In December 2020, the Company established a partnership with Hyundai Motor Company (“Hyundai”) when it entered into an arrangement to jointly research and develop (“R&D”)
li-metal
battery technology. During the three and nine months ended September 30, 2021, the Company invoiced $0.3 million and $1.1 million, respectively, pursuant to the terms of this agreement and recorded this as a credit to research and development expense in its condensed consolidated statement of operations and comprehensive loss. As of September 30, 2021 and December 31, 2020, there were no amounts outstanding under this arrangement.
Further, in May 2021, the Company executed a Joint Development Agreements (“JDA”) with Hyundai to jointly develop an
A-Sample
battery effective August 31, 2021. Under the terms of the JDA, the Company will fund the R&D and prototype buildout costs. In no event, Hyundai will be required to refund such fees to the Company regardless of the results of the JDA activities.
In February 2021, the Company executed a JDA with GM Global Technology Operations LLC (“GM Technology”) and General Motors Holdings LLC (“GM Holdings”), to jointly R&D an
A-Sample
battery cell and
build-out
a prototype manufacturing line for GM Technology. GM Technology is an affiliate of GM Ventures and a subsidiary of GM Holdings, both stockholders of the Company. GM Holdings is also a subsidiary of General Motors Company (“GM”). The JDA has an initial term of three years. Under the terms of the JDA, the Company will receive reimbursement of R&D and prototype buildout costs. In no event, the Company will be
required to
refund such fees once its due to the Company regardless of the results of the R&D activities. During the three and nine months ended September 30, 2021, the Company invoiced $0.8 million and $5.9 million, respectively, pursuant to the terms of the JDA and recorded this as a credit to research and development expense in its condensed consolidated statement of operations and comprehensive loss. As of September 30, 2021, $0.8 million was outstanding as receivable from related party as disclosed in its condensed consolidated balance sheets.
The JDAs with Hyundai and GM do not represent commitments by these manufacturers to purchase the Company’s
Li-Metal
battery cells and are focused only on development. Although the JDAs have set timeframes for the attainment of certain development milestones, these timeframes are objectives only and may be subject to ongoing elaboration and change by the parties. The JDAs also do not prohibit Hyundai, GM or SES from entering into new agreements with other automobile companies.